Impairment Loss	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment Loss
Impairment Loss

Impairment loss was recorded for the assets detailed below:

	December 31,
	2018	2017	2016
Goodwill	118,000	714,000	—
Intangible assets, net	—	—	30,000
Other	2,407	1,220	7,744
	120,407	715,220	37,744

Goodwill

As a result of the change in the date of our annual impairment test, we performed two impairment tests during the fourth quarter of 2018 (November 1 and December 31) which resulted in a $118.0 million non-cash impairment loss with no income tax benefit and reduced the carrying amount of our International reporting unit to fair value. The Company determined that there was an impairment in the International reporting unit’s goodwill due to the results of 2018 being lower than forecasted along with a higher weighted average cost of capital.

During the third quarter of 2017, we determined that the North America Gaming and Interactive reporting unit's long-term strategy of improving content and game performance to stabilize and then grow market share was taking longer than expected which resulted in us performing an interim goodwill impairment test. As a result of the interim test, we recorded a $714.0 million non-cash impairment loss with no income tax benefit to reduce the carrying amount of this reporting unit to fair value.

Our assessment of goodwill for impairment includes various inputs, such as cash flow projections. In calculating the fair value of our reporting units using the income approach, we used projections of revenues, operating costs and capital expenditures. The projected cash flows considered historical and estimated future results and general economic and market conditions, as well as the impact of planned business and operational strategies. As a result, the Company classified the International and North America Gaming and Interactive reporting unit measured at fair value on a nonrecurring basis within Level 3 of the fair value hierarchy.

Intangible Assets, Net

Based on the results of our annual indefinite-lived intangible asset impairment test, in the fourth quarter of 2016 we recorded a $30.0 million non-cash impairment loss in our North America Gaming and Interactive segment for certain trademarks relating to the forecasted slowing of growth in the social gaming market. We used the Relief from Royalty method to determine the amount of the loss.